INVESTMENTS, Amortized Cost Investments (Details ) S/ in Thousands		12 Months Ended
		Dec. 31, 2024 PEN (S/) Item	Dec. 31, 2023 PEN (S/) Item
Carrying amount [Abstract]
Investments before accrued interest		S/ 8,773,781	S/ 9,968,400
Accrued interest		194,096	220,527
Total investments at amortized cost		8,967,877	10,188,927
Fair value [Abstract]
Investments before accrued interest		8,249,442	9,479,786
Accrued interest		194,096	220,527
Total investments		8,443,538	9,700,313
Investments amortized costs [Abstract]
Fair value through profit or loss		4,715,343	4,982,661
Financial assets at amortized cost, class [member]
Investments amortized costs [Abstract]
Expected loss on investments		2,900	2,300
Government Bonds		S/ 1,063,400	S/ 2,264,100
Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Number of certificates of deposits | Item		8	26
Minimum [Member] | Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		6.50%	7.10%
Maximum [Member] | Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		6.80%	7.80%
The Soles [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		4.40%	5.59%
The Soles [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		7.02%	6.82%
US Dollars [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		4.32%	4.53%
US Dollars [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		15.39%	21.23%
Other Currencies [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		5.30%	8.67%
Other Currencies [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		10.40%	11.53%
Peruvian Government Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	S/ 8,085,248	S/ 9,323,970
Fair value [Abstract]
Investments before accrued interest	[1]	7,558,307	8,860,624
Corporate Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	534,396	447,245
Fair value [Abstract]
Investments before accrued interest	[1]	536,321	447,774
Investments amortized costs [Abstract]
Fair value through profit or loss		S/ 75,601	S/ 228,302
Corporate Bonds [Member] | The Soles [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		3.14%	3.17%
Corporate Bonds [Member] | The Soles [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		16.62%	18.23%
Corporate Bonds [Member] | US Dollars [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		3.90%	2.26%
Corporate Bonds [Member] | US Dollars [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		44.18%	54.02%
Corporate Bonds [Member] | Other Currencies [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		2.28%	2.98%
Corporate Bonds [Member] | Other Currencies [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		7.50%	15.67%
Bonds from Financial Organizations [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	S/ 48,090
Fair value [Abstract]
Investments before accrued interest	[1]	48,307
Investments amortized costs [Abstract]
Fair value through profit or loss		22,081	S/ 92,907
Other Government Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	29,074	89,484
Fair value [Abstract]
Investments before accrued interest	[1]	29,185	89,482
Negotiable Certificates of Deposits [Member]
Carrying amount [Abstract]
Investments before accrued interest		23,889	55,336
Fair value [Abstract]
Investments before accrued interest		S/ 23,904	S/ 29,672
Negotiable Certificates of Deposits [Member] | The Soles [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		0.00%	0.00%
Negotiable Certificates of Deposits [Member] | The Soles [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		0.00%	0.00%
Negotiable Certificates of Deposits [Member] | US Dollars [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		0.00%	0.00%
Negotiable Certificates of Deposits [Member] | US Dollars [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		0.00%	0.00%
Negotiable Certificates of Deposits [Member] | Other Currencies [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		0.53%	0.53%
Negotiable Certificates of Deposits [Member] | Other Currencies [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		6.10%	5.74%
Subordinated Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	S/ 44,763	S/ 29,648
Fair value [Abstract]
Investments before accrued interest	[1]	45,148	29,801
Investments amortized costs [Abstract]
Fair value through profit or loss		S/ 24,587	S/ 31,582
Subordinated Bonds [Member] | The Soles [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		3.81%	3.23%
Subordinated Bonds [Member] | The Soles [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		8.03%	9.42%
Subordinated Bonds [Member] | US Dollars [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		2.28%	2.81%
Subordinated Bonds [Member] | US Dollars [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		8.05%	7.14%
Subordinated Bonds [Member] | Other Currencies [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		0.00%	0.00%
Subordinated Bonds [Member] | Other Currencies [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Effective interest rate of financial assets classified out of available for sale financial assets		0.00%	0.00%
Certificates of Payment on Work Progress [Member]
Carrying amount [Abstract]
Investments before accrued interest	[2]	S/ 8,321	S/ 22,717
Fair value [Abstract]
Investments before accrued interest	[2]	8,270	22,433
Sovereign Bonds [Member]
Investments amortized costs [Abstract]
Government Bonds		780,800	1,183,600
Financial assets available-for-sale		795,400	1,185,800
Fair value through profit or loss		24,500	S/ 27,800
Effective interest rate of financial assets classified out of available for sale financial assets			7.16%
Sovereign Bonds [Member] | Financial assets at amortized cost, class [member]
Investments amortized costs [Abstract]
Government Bonds		S/ 1,450,000
Sovereign Bonds [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Accrued effective interest rate			5.08%
Sovereign Bonds [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Accrued effective interest rate			6.62%

[1]	As of December 31, 2024, these bonds have maturities between January 2025 and February 2042; and have annual market rates between 4.40 percent and 7.02 percent annually for bonds issued in soles, between 4.32 percent and 15.39 percent for bonds issued in US$ dollars, and between 5.30 percent and 10.40 percent annually for bonds issued in other currencies. As of December 31, 2023, they have maturities between January 2024 and February 2042; and have annual market rates between 5.59 percent and 6.82 percent annually for bonds issued in soles, between 4.53 percent and 21.23 percent for bonds issued in US$ dollars, and between 8.67 percent and 11.53 percent annually for bonds issued in other currencies. Likewise, Credicorp Management has determined that as of December 31, 2024, the difference between amortized cost and the fair value of these investments is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.As of December 31, 2024, the Group has repurchased agreement transactions for investments at amortized cost for a value of S/1,063.4 million (S/2,264.1 million as of December 31, 2023), the related liability for which is presented in the caption “Payables from repurchase agreements and securities lending” in the consolidated statement of financial position, see Note 5(c).
[2]	As of December 31, 2024, there are 8 certificates of Annual Recognition of Work Progress Payment - CRPAO (26 CRPAO as of December 31, 2023), issued by the Peruvian State to finance projects and concessions. Said issuance is a mechanism established in the concession contract signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2025 and April 2026 and have annual market rates between 6.5 percent and 6.8 percent (between January 2024 and April 2026 and have annual market rates between 7.1 percent and 7.8 percent as of December 31, 2023).